MORGAN STANLEY EUROPEAN GROWTH FUND                     TWO WORLD TRADE CENTER,
INC.                                                    NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS APRIL 30, 2001

DEAR SHAREHOLDER:

During the six-month period ended April 30, 2001, a sharp slowdown in the U.S. economy and near-recessionary conditions in much of Asia had a negative effect on European stock markets. However, corporate news in the first-quarter reporting season in Europe was largely in line with expectations, largely because disappointing earnings had already been forecasted. After trending downward for much of the period, stock markets around the world began to rally in March in response to monetary stimuli. The most important factor leading to this resurgence in equities was the willingness of the central banks in Europe and the United States to take a more aggressive stance toward lowering rates. Despite some evidence of reviving inflation in the eurozone, the European Central Bank bowed to pressure in May (subsequent to the end of the reporting period), reducing rates for the first time this year, by 0.25 percent.

PERFORMANCE AND PORTFOLIO STRATEGY

On June 18, 2001, Morgan Stanley Dean Witter European Growth Fund was renamed Morgan Stanley European Growth Fund. For the six-month period ended April 30, 2001, the Fund's Class B shares produced a total return of -5.87 percent compared to -10.74 percent for the Morgan Stanley Capital International (MSCI) World Index.* For the same period, the Fund's Class A, C and D shares posted total returns of -5.48 percent, -5.87 percent and -5.40 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

----------------

 * The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 2001, CONTINUED

During the period, the Fund maintained its concentration in mid- and large-capitalization growth stocks, continuing to use a bottom-up investment process. In this environment Morgan Stanley Investment Management Inc., the Fund's sub-advisor, remained skeptical of many of the more highly valued growth issues, preferring instead to invest in more-defensive growth areas, including food, beverage and tobacco manufacturers. More recently, the Fund has been taking advantage of the dramatic declines in certain equities, such as select telecommunications services companies, to increase positions at valuations the sub-advisor considers to be attractive. The sub-advisor believes that many of these companies have now developed credible strategies for repairing the profitability of their operations over the coming years.

On April 30, 2001, the Fund's regional weightings were as follows: approximately 46 percent in the eurozone (the 11 countries that have adopted the euro as a common currency), 36 percent in the United Kingdom, 10 percent in Switzerland, 4 percent in Sweden and 1 percent in Denmark, with the remainder in cash and other assets. In terms of sector weightings at the end of April, the Fund had 18.7 percent of its assets invested in financials, 13.8 percent in health care, 12.5 percent in telecommunications services, 12.4 percent in consumer discretionary issues, 10 percent in energy, 9.9 percent in consumer staples, 8.7 percent in industrials, 7.9 percent in information technology, 1.8 percent in materials and
1.4 percent in utilities, with the remainder in cash.

LOOKING AHEAD

Morgan Stanley Investment Management believes that the outlook for European equities is mixed. In the short term, the sub-advisor is concerned that economic weakness in the United States and Asia may spread across Europe. Indeed, the United Kingdom and the eurozone economies are already beginning to show signs of weakening. On the other hand, any acceleration of this process of economic deterioration in Europe and the United Kingdom may prompt the central banks in some countries to react with further interest-rate cuts and any such moves could stimulate stock markets.

Another issue of note for the U.S.-dollar-based investor in the European markets is the continued strength of the dollar against the euro. Toward the end of 2000 the euro rallied somewhat, but that run proved short-lived. It remains to be seen whether the euro will be able to achieve sustained strength in this environment.

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 2001, CONTINUED

We appreciate your ongoing support of Morgan Stanley European Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
FUND PERFORMANCE APRIL 30, 2001

                                         AVERAGE ANNUAL TOTAL RETURNS
   ---------------------------------------------------------------------------------------------------------
                   CLASS A SHARES*                                       CLASS B SHARES**
   -----------------------------------------------     -----------------------------------------------------
   PERIOD ENDED 4/30/01                                PERIOD ENDED 4/30/01
   -------------------------                           -------------------------
   1 Year                     (12.70)%(1) (17.29)%(2)  1 Year                     (13.43)%(1)     (17.05)%(2)
   Since Inception (7/28/97)  9.62 %(1)  8.06 %(2)     5 Years                    12.62 %(1)      12.37 %(1)
                                                       10 Years                   14.38 %(1)      14.38 %(2)

                      CLASS C SHARES+                                            CLASS D SHARES++
   -----------------------------------------------------      -------------------------------------------------------
   PERIOD ENDED 4/30/01                                       PERIOD ENDED 4/30/01
   -------------------------                                  -------------------------
   1 Year                     (13.36)%(1)    (14.08)%(2)      1 Year                     (12.49)%(1)
   Since Inception (7/28/97)  8.79 %(1)        8.79 %(2)      Since Inception (7/28/97)  10.19 %(1)

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
------------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CDSC FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED)


  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (97.0%)
            DENMARK (0.9%)
            SPECIALTY TELECOMMUNICATIONS
   462,140  Tele Danmark AS.....................................................................  $   17,575,831
                                                                                                  --------------

            FINLAND (4.5%)
            TELECOMMUNICATION EQUIPMENT
 2,729,515  Nokia Oyj...........................................................................      90,326,639
                                                                                                  --------------
            FRANCE (13.2%)
            ELECTRONICS/APPLIANCES
   180,153  Thomson Multimedia*.................................................................       7,663,932
                                                                                                  --------------
            MAJOR BANKS
   380,249  BNP Paribas S.A.....................................................................      33,803,163
                                                                                                  --------------
            MAJOR TELECOMMUNICATIONS
   214,170  France Telecom S.A..................................................................      15,580,953
                                                                                                  --------------
            MULTI-LINE INSURANCE
   404,840  AXA.................................................................................      47,770,149
                                                                                                  --------------
            OIL REFINING/MARKETING
   225,370  Total Fina Elf......................................................................      33,591,308
                                                                                                  --------------
            PHARMACEUTICALS: MAJOR
   840,791  Aventis S.A.........................................................................      65,121,415
   272,600  Sanofi-Synthelabo S.A...............................................................      16,349,109
                                                                                                  --------------
                                                                                                      81,470,524
                                                                                                  --------------
            SEMICONDUCTORS
   755,460  STMicroelectronics NV...............................................................      30,462,595
                                                                                                  --------------
            WATER UTILITIES
   335,300  Vivendi Environment.................................................................      14,683,522
                                                                                                  --------------

            TOTAL FRANCE........................................................................     265,026,146
                                                                                                  --------------

            GERMANY (3.8%)
            AIR FREIGHT/COURIERS
 1,536,275  Deutsche Post AG....................................................................      26,046,609
                                                                                                  --------------
            CHEMICALS: MAJOR DIVERSIFIED
   423,133  Bayer AG............................................................................      17,756,590
                                                                                                  --------------
            MAJOR BANKS
   230,059  Deutsche Bank AG (Registered Shares)................................................      18,726,941
                                                                                                  --------------
            MAJOR TELECOMMUNICATIONS
   565,600  Deutsche Telecom AG.................................................................      14,752,929
                                                                                                  --------------

            TOTAL GERMANY.......................................................................      77,283,069
                                                                                                  --------------

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

            ITALY (7.5%)
            CONSUMER SUNDRIES
 1,041,200  Luxottica Group SpA (ADR)...........................................................  $   15,482,644
                                                                                                  --------------
            INTEGRATED OIL
 7,968,490  ENI SpA.............................................................................      54,577,654
                                                                                                  --------------
            MAJOR BANKS
 7,339,000  Banca Intesa SpA....................................................................      27,542,210
 5,901,990  Unicredito Italiano SpA.............................................................      27,856,826
                                                                                                  --------------
                                                                                                      55,399,036
                                                                                                  --------------
            MAJOR TELECOMMUNICATIONS
 2,232,880  Telecom Italia SpA..................................................................      24,822,070
                                                                                                  --------------

            TOTAL ITALY.........................................................................     150,281,404
                                                                                                  --------------

            NETHERLANDS (12.5%)
            APPAREL/FOOTWEAR
   281,632  Gucci Group NV......................................................................      25,223,762
                                                                                                  --------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
 1,577,500  Koninklijke (Royal) Philips Electronics NV..........................................      46,339,365
                                                                                                  --------------
            ELECTRONIC PRODUCTION EQUIPMENT
 1,439,600  ASM Lithography Holding NV*.........................................................      38,060,951
                                                                                                  --------------
            FINANCIAL CONGLOMERATES
 1,124,150  Fortis (NL) NV......................................................................      29,182,340
   392,300  ING Groep NV........................................................................      26,789,298
                                                                                                  --------------
                                                                                                      55,971,638
                                                                                                  --------------
            FOOD RETAIL
 1,160,748  Koninklijke Ahold NV................................................................      36,043,547
                                                                                                  --------------
            INTEGRATED OIL
   847,100  Royal Dutch Petroleum Co............................................................      50,654,276
                                                                                                  --------------

            TOTAL NETHERLANDS...................................................................     252,293,539
                                                                                                  --------------

            PORTUGAL (0.7%)
            MAJOR TELECOMMUNICATIONS
 1,444,680  Portugal Telecom, S.A. (Registered Shares)..........................................      14,022,018
                                                                                                  --------------

            SPAIN (3.9%)
            MAJOR BANKS
 1,934,550  Banco Bilbao Vizcaya Argentaria, S.A................................................      27,495,651
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED


  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            MAJOR TELECOMMUNICATIONS
 1,629,741  Telefonica S.A.*....................................................................  $   27,587,890
                                                                                                  --------------
            MISCELLANEOUS COMMERCIAL SERVICES
 3,797,320  Amadeus Global Travel Distribution S.A. (A Shares)..................................      23,818,705
                                                                                                  --------------
            TOTAL SPAIN.........................................................................      78,902,246
                                                                                                  --------------

            SWEDEN (3.7%)
            INDUSTRIAL MACHINERY
 1,911,959  Assa Abloy AB (Series B)............................................................      33,283,078
                                                                                                  --------------
            MAJOR BANKS
   754,600  Svenska Handelsbanken AB (A Shares).................................................      11,259,391
                                                                                                  --------------
            REGIONAL BANKS
 5,109,370  Nordea AB...........................................................................      30,893,402
                                                                                                  --------------

            TOTAL SWEDEN........................................................................      75,435,871
                                                                                                  --------------
            SWITZERLAND (10.2%)
            CHEMICALS: AGRICULTURAL
   356,216  Syngenta AG*........................................................................      18,048,989
                                                                                                  --------------
            ELECTRICAL PRODUCTS
    59,835  Kaba Holding AG - Reg B.............................................................      14,969,097
                                                                                                  --------------
            FOOD: MAJOR DIVERSIFIED
    24,642  Nestle S.A. (Registered Shares).....................................................      51,022,633
                                                                                                  --------------
            MAJOR BANKS
    83,520  UBS AG (Registered Shares)..........................................................      12,709,984
                                                                                                  --------------
            OTHER CONSUMER SPECIALTIES
     9,380  Compagnie Financiere Richemont AG (Series A)........................................      23,249,942
                                                                                                  --------------
            PERSONNEL SERVICES
    32,400  Adecco S.A. (Registered Shares).....................................................      19,610,330
                                                                                                  --------------

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            PHARMACEUTICALS: MAJOR
    34,388  Novartis AG (Registered Shares).....................................................  $   53,441,347
     1,561  Roche Holdings AG...................................................................      11,211,702
                                                                                                  --------------
                                                                                                      64,653,049
                                                                                                  --------------

            TOTAL SWITZERLAND...................................................................     204,264,024
                                                                                                  --------------

            UNITED KINGDOM (36.1%)
            ADVERTISING/MARKETING SERVICES
 2,205,410  WPP Group PLC.......................................................................      26,419,930
                                                                                                  --------------
            AEROSPACE & DEFENSE
 5,784,600  BAE Systems PLC.....................................................................      27,387,906
                                                                                                  --------------
            BEVERAGES: ALCOHOLIC
 3,322,570  Allied Domecq PLC...................................................................      20,341,146
 2,753,360  Diageo PLC..........................................................................      28,947,285
                                                                                                  --------------
                                                                                                      49,288,431
                                                                                                  --------------
            CATALOG/SPECIALTY DISTRIBUTION
 4,263,000  Great Universal Stores PLC..........................................................      32,897,605
                                                                                                  --------------
            FINANCIAL CONGLOMERATES
 2,229,500  Lloyds TSB Group PLC................................................................      23,168,643
                                                                                                  --------------
            FOOD RETAIL
 5,776,747  Tesco PLC...........................................................................      20,657,647
                                                                                                  --------------
            FOOD: SPECIALTY/CANDY
 4,533,300  Cadbury Schweppes PLC...............................................................      27,947,903
                                                                                                  --------------
            GAS DISTRIBUTORS
 6,496,875  Lattice Group PLC*..................................................................      12,127,535
                                                                                                  --------------
            INTEGRATED OIL
 4,821,018  BP Amoco PLC........................................................................      43,237,820
                                                                                                  --------------
            MAJOR BANKS
 1,247,170  Barclays PLC........................................................................      40,138,919
                                                                                                  --------------
            MAJOR TELECOMMUNICATIONS
 4,420,780  British Telecommunications PLC......................................................      35,285,039
                                                                                                  --------------
            MISCELLANEOUS COMMERCIAL SERVICES
11,063,206  Rentokil Initial PLC................................................................      30,067,139
                                                                                                  --------------
            OIL & GAS PIPELINES
 5,066,675  BG Group PLC........................................................................      19,930,273
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED


  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            PHARMACEUTICALS: MAJOR
   407,978  AstraZeneca PLC.....................................................................  $   19,097,858
 3,674,697  GlaxoSmithKline PLC.................................................................      97,083,613
                                                                                                  --------------
                                                                                                     116,181,471
                                                                                                  --------------
            PUBLISHING: BOOKS/MAGAZINES
 4,486,010  Reed International PLC..............................................................      44,468,346
                                                                                                  --------------
            REGIONAL BANKS
 8,281,370  Egg PLC*............................................................................      19,189,988
                                                                                                  --------------
            RESTAURANTS
 3,784,103  Compass Group PLC*..................................................................      29,012,506
 5,217,503  Granada Compass PLC*................................................................      14,030,659
                                                                                                  --------------
                                                                                                      43,043,165
                                                                                                  --------------
            TOBACCO
 1,262,950  Imperial Tobacco Group PLC..........................................................      12,988,905
                                                                                                  --------------
            WIRELESS COMMUNICATIONS
33,650,679  Vodafone AirTouch PLC...............................................................     102,164,269
                                                                                                  --------------

            TOTAL UNITED KINGDOM................................................................     726,590,934
                                                                                                  --------------

            TOTAL COMMON STOCKS
            (COST $1,781,232,679)...............................................................   1,952,001,721
                                                                                                  --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (a) (1.9%)
            U.S. GOVERNMENT AGENCY
$   38,000  Federal National Mortgage Assoc. 4.53% due 05/01/01
              (COST $38,000,000)................................................................  $   38,000,000
                                                                                                  --------------

TOTAL INVESTMENTS
(COST $1,819,232,679) (b)...............................................................   98.9%    1,990,001,721

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    1.1        22,598,003
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 2,012,599,724
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $248,166,917 and the aggregate gross unrealized depreciation is $77,397,875, resulting in net unrealized appreciation of $170,769,042.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT APRIL 30, 2001:

 CONTRACT TO    IN EXCHANGE    DELIVERY    UNREALIZED
   DELIVER          FOR          DATE     APPRECIATION
-------------------------------------------------------
GBP 13,117,300  $18,777,415   05/02/2001     $14,429
                                             =======

CURRENCY ABBREVIATION:
GBP  British Pound.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
SUMMARY OF INVESTMENTS APRIL 30, 2001 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising/Marketing Services..................................................  $   26,419,930      1.3%
Aerospace & Defense.............................................................      27,387,906      1.4
Air Freight/Couriers............................................................      26,046,609      1.3
Apparel/Footwear................................................................      25,223,762      1.3
Beverages: Alcoholic............................................................      49,288,431      2.4
Catalog/Specialty Distribution..................................................      32,897,605      1.6
Chemicals: Agricultural.........................................................      18,048,989      0.9
Chemicals: Major Diversified....................................................      17,756,590      0.9
Consumer Sundries...............................................................      15,482,644      0.8
Electrical Products.............................................................      14,969,097      0.7
Electronic Equipment/Instruments................................................      46,339,365      2.3
Electronic Production Equipment.................................................      38,060,951      1.9
Electronics/Appliances..........................................................       7,663,932      0.4
Financial Conglomerates.........................................................      79,140,281      3.9
Food Retail.....................................................................      56,701,194      2.8
Food: Major Diversified.........................................................      51,022,633      2.5
Food: Specialty/Candy...........................................................      27,947,903      1.4
Gas Distributors................................................................      12,127,535      0.6
Industrial Machinery............................................................      33,283,078      1.7
Integrated Oil..................................................................     148,469,751      7.4
Major Banks.....................................................................     199,533,085      9.9
Major Telecommunications........................................................     132,050,900      6.5
Miscellaneous Commercial Services...............................................      53,885,844      2.7
Multi-Line Insurance............................................................      47,770,148      2.4
Oil & Gas Pipelines.............................................................      19,930,273      1.0
Oil Refining/Marketing..........................................................      33,591,308      1.7
Other Consumer Specialties......................................................      23,249,942      1.2
Personnel Services..............................................................      19,610,330      1.0
Pharmaceuticals: Major..........................................................     262,305,044     13.0
Publishing: Books/Magazines.....................................................      44,468,346      2.2
Regional Banks..................................................................      50,083,390      2.5
Restaurants.....................................................................      43,043,164      2.1
Semiconductors..................................................................      30,462,595      1.5
Specialty Telecommunications....................................................      17,575,831      0.9
Telecommunication Equipment.....................................................      90,326,639      4.5
Tobacco.........................................................................      12,988,905      0.6
U.S. Government Agency..........................................................      38,000,000      1.9
Water Utilities.................................................................      14,683,522      0.7
Wireless Communications.........................................................     102,164,269      5.1
                                                                                  --------------     ----
                                                                                  $1,990,001,721     98.9%
                                                                                  --------------     ----
                                                                                  --------------     ----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                    VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................  $1,952,001,721     97.0%
Short-Term Investment...........................................................      38,000,000      1.9
                                                                                  --------------     ----
                                                                                  $1,990,001,721     98.9%
                                                                                  --------------     ----
                                                                                  --------------     ----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (cost $1,819,232,679).....................................................................  $1,990,001,721
Unrealized appreciation on open forward foreign currency contract...........................          14,429
Cash........................................................................................         563,340
Receivable for:
    Investments sold........................................................................      21,141,411
    Dividends...............................................................................       4,277,049
    Foreign withholding taxes reclaimed.....................................................       3,525,887
    Capital stock sold......................................................................         762,617
Prepaid expenses and other assets...........................................................          81,746
                                                                                              --------------
     TOTAL ASSETS...........................................................................   2,020,368,200
                                                                                              --------------
LIABILITIES:
Payable for:
    Capital stock repurchased...............................................................       4,309,798
    Plan of distribution fee................................................................       1,584,955
    Investment management fee...............................................................       1,516,978
Accrued expenses and other payables.........................................................         356,745
                                                                                              --------------
     TOTAL LIABILITIES......................................................................       7,768,476
                                                                                              --------------
     NET ASSETS.............................................................................  $2,012,599,724
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,870,777,412
Net unrealized appreciation.................................................................     170,369,494
Accumulated net investment loss.............................................................      (6,115,153)
Accumulated net realized loss...............................................................     (22,432,029)
                                                                                              --------------
     NET ASSETS.............................................................................  $2,012,599,724
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................     $42,873,865
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       2,679,262
     NET ASSET VALUE PER SHARE..............................................................          $16.00
                                                                                              ==============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $16.89
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $1,865,043,492
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................     120,447,041
     NET ASSET VALUE PER SHARE..............................................................          $15.48
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................     $41,189,699
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       2,664,468
     NET ASSET VALUE PER SHARE..............................................................          $15.46
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................     $63,492,668
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       3,864,590
     NET ASSET VALUE PER SHARE..............................................................          $16.43
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $2,023,138 foreign withholding tax)........................................  $  14,901,771
Interest.....................................................................................      1,988,878
                                                                                               -------------

     TOTAL INCOME............................................................................     16,890,649
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................         22,813
Plan of distribution fee (Class B shares)....................................................     10,045,337
Plan of distribution fee (Class C shares)....................................................        221,846
Investment management fee....................................................................      9,773,961
Transfer agent fees and expenses.............................................................      1,301,894
Custodian fees...............................................................................        403,728
Shareholder reports and notices..............................................................         85,437
Registration fees............................................................................         80,314
Professional fees............................................................................         36,969
Directors' fees and expenses.................................................................          8,607
Other........................................................................................         15,959
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     21,996,865
                                                                                               -------------

     NET INVESTMENT LOSS.....................................................................     (5,106,216)
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments..............................................................................    (34,133,810)
    Foreign exchange transactions............................................................     12,760,981
                                                                                               -------------

     NET LOSS................................................................................    (21,372,829)
                                                                                               -------------
Net change in unrealized appreciation/depreciation on:
    Investments..............................................................................   (106,554,435)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies......................................................     (1,312,946)
                                                                                               -------------

     NET DEPRECIATION........................................................................   (107,867,381)
                                                                                               -------------

     NET LOSS................................................................................   (129,240,210)
                                                                                               -------------

NET DECREASE.................................................................................  $(134,346,426)
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX      FOR THE YEAR
                                                                            MONTHS ENDED         ENDED
                                                                           APRIL 30, 2001   OCTOBER 31, 2000
------------------------------------------------------------------------------------------------------------
                                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss......................................................  $   (5,106,216)   $  (12,836,977)
Net realized gain (loss).................................................     (21,372,829)      382,158,212
Net change in unrealized appreciation....................................    (107,867,381)     (152,186,788)
                                                                           --------------    --------------

     NET INCREASE (DECREASE).............................................    (134,346,426)      217,134,447
                                                                           --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares...........................................................      (6,784,306)       (3,648,172)
Class B shares...........................................................    (347,478,281)     (298,461,246)
Class C shares...........................................................      (7,708,235)       (4,576,497)
Class D shares...........................................................      (8,999,474)       (1,288,378)
                                                                           --------------    --------------

     TOTAL DISTRIBUTIONS.................................................    (370,970,296)     (307,974,293)
                                                                           --------------    --------------

Net increase from capital stock transactions.............................     158,167,651       297,014,959
                                                                           --------------    --------------

     NET INCREASE (DECREASE).............................................    (347,149,071)      206,175,113

NET ASSETS:
Beginning of period......................................................   2,359,748,795     2,153,573,682
                                                                           --------------    --------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $6,115,153 AND
    $1,008,937, RESPECTIVELY)............................................  $2,012,599,724    $2,359,748,795
                                                                           ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley European Growth Fund Inc. (the "Fund"), formerly Morgan Stanley Dean Witter European Growth Fund Inc., is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., or Morgan Stanley Investment Management Inc. (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of net

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

assets not exceeding $500 million; 0.90% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.85% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.825% to the portion of daily net assets in excess of $3 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividends or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $20,440,079 at April 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.10% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $5,535, $1,042,618 and $11,085, respectively and received $61,823 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2001 aggregated $854,754,104 and $1,029,883,408, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor, and Distributor, is the Fund's transfer agent. At April 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $22,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2001 included in Directors' fees and expenses in the Statement of Operations amounted to $2,976. At April 30, 2001 the Fund had an accrued pension liability of $53,829 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of October 31, 2000, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and open forward foreign currency exchange contracts.

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                           FOR THE SIX                 FOR THE YEAR
                                                                          MONTHS ENDED                    ENDED
                                                                         APRIL 30, 2001              OCTOBER 31, 2000
                                                                   ---------------------------  --------------------------
                                                                           (UNAUDITED)
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................   10,896,631  $ 183,628,526     9,831,909  $ 212,913,208
Reinvestment of distributions....................................      393,338      6,521,546       165,479      3,493,262
Redeemed.........................................................  (11,239,376)  (192,583,913)   (8,654,004)  (189,592,160)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class A................................       50,593     (2,433,841)    1,343,384     26,814,310
                                                                   -----------  -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................   13,208,360    214,783,576    34,398,308    740,610,384
Reinvestment of distributions....................................   20,045,229    322,728,193    13,398,700    278,023,036
Redeemed.........................................................  (24,801,865)  (403,716,220)  (38,207,790)  (818,408,228)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class B...........................................    8,451,724    133,795,549     9,589,218    200,225,192
                                                                   -----------  -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................    3,216,679     53,168,558     2,218,481     47,339,290
Reinvestment of distributions....................................      466,978      7,504,340       214,720      4,451,146
Redeemed.........................................................   (3,403,185)   (56,063,759)   (1,580,739)   (33,627,627)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class C...........................................      280,472      4,609,139       852,462     18,162,809
                                                                   -----------  -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................    1,280,900     22,794,486     4,670,385    103,903,462
Reinvestment of distributions....................................       58,900      1,002,477         9,111        196,155
Redeemed.........................................................      (96,176)    (1,600,159)   (2,327,217)   (52,286,969)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class D...........................................    1,243,624     22,196,804     2,352,279     51,812,648
                                                                   -----------  -------------   -----------  -------------
Net increase in Fund.............................................   10,026,413  $ 158,167,651    14,137,343  $ 297,014,959
                                                                   ===========  =============   ===========  =============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2001 (UNAUDITED) CONTINUED

At April 30, 2001, there was an outstanding forward contract.

At April 30, 2001, investments in securities of issuers in the United Kingdom represented 36.1% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                        FOR THE PERIOD
                                                  FOR THE SIX       FOR THE YEAR ENDED OCTOBER 31       JULY 28, 1997*
                                                  MONTHS ENDED     --------------------------------         THROUGH
                                                 APRIL 30, 2001      2000        1999        1998      OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------------
                                                  (UNAUDITED)
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period............    $  20.17       $  20.70    $  19.45    $  18.46        $  18.64
                                                    --------       --------    --------    --------        --------

Income (loss) from investment operations:
   Net investment income (loss).................        0.03           0.05        0.10        0.08           (0.02)
   Net realized and unrealized gain (loss)......       (1.02)          2.34        3.03        2.70           (0.16)
                                                    --------       --------    --------    --------        --------

Total income (loss) from investment
 operations.....................................       (0.99)          2.39        3.13        2.78           (0.18)
                                                    --------       --------    --------    --------        --------

Less dividends and distributions from:
   Net investment income........................     --               --          --          (0.22)        --
   Net realized gain............................       (3.18)         (2.92)      (1.88)      (1.57)        --
                                                    --------       --------    --------    --------        --------

Total dividends and distributions...............       (3.18)         (2.92)      (1.88)      (1.79)        --
                                                    --------       --------    --------    --------        --------

Net asset value, end of period..................    $  16.00       $  20.17    $  20.70    $  19.45        $  18.46
                                                    ========       ========    ========    ========        ========

TOTAL RETURN+...................................       (5.48)%(1)     10.92%      16.75%      16.50%          (0.97)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses........................................        1.19 %(2)(3)     1.29%(3)     1.36%(3)     1.44%(3)         1.48 %(2)

Net investment income (loss)....................        0.38 %(2)(3)     0.23%(3)     0.44%(3)     0.40%(3)        (0.33)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.........     $42,874        $53,012     $26,600     $14,133          $1,862

Portfolio turnover rate.........................          41 %(1)        71%         56%         50%             44 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                              FOR THE SIX                         FOR THE YEAR ENDED OCTOBER 31
                                              MONTHS ENDED      -----------------------------------------------------------------
                                            APRIL 30, 2001++     2000++      1999++      1998++     1997*++           1996
------------------------------------------------------------------------------------------------------------
                                              (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.......     $  19.70        $ 20.41     $ 19.34     $ 18.43     $ 16.76          $ 14.44
                                                --------        -------     -------     -------     -------          -------

Income (loss) for investment operations:
   Net investment income (loss)............        (0.04)         (0.11)      (0.07)      (0.05)       0.04             0.02
   Net realized and unrealized gain
   (loss)..................................        (1.00)          2.32        3.02        2.69        3.02             3.03
                                                --------        -------     -------     -------     -------          -------

Total income (loss) from investment
 operations................................        (1.04)          2.21        2.95        2.64        3.06             3.05
                                                --------        -------     -------     -------     -------          -------

Less dividends and distributions from:
   Net investment income...................      --               --          --          (0.16)      (0.11)         --
   Net realized gain.......................        (3.18)         (2.92)      (1.88)      (1.57)      (1.28)           (0.73)
                                                --------        -------     -------     -------     -------          -------

Total dividends and distributions..........        (3.18)         (2.92)      (1.88)      (1.73)      (1.39)           (0.73)
                                                --------        -------     -------     -------     -------          -------

Net asset value, end of period.............     $  15.48        $ 19.70     $ 20.41     $ 19.34     $ 18.43          $ 16.76
                                                ========        =======     =======     =======     =======          =======

TOTAL RETURN+..............................        (5.87)%(1)     10.05 %     15.84 %     15.67 %     19.40%           22.27%

RATIOS TO AVERAGE NET ASSETS:

Expenses...................................         2.09 %(2)(3)    2.05 %(3)    2.13 %(3)    2.10 %(3)    2.06%         2.13%

Net investment income (loss)...............        (0.52)%(2)(3)   (0.53)%(3)   (0.33)%(3)   (0.26)%(3)    0.22%         0.14%

SUPPLEMENTAL DATA:

Net assets, end of period, in millions.....     $  1,865        $ 2,206     $ 2,090     $ 2,059     $ 1,707          $ 1,228

Portfolio turnover rate....................           41 %(1)        71 %        56 %        50 %        44%              49%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                        FOR THE PERIOD
                                                  FOR THE SIX       FOR THE YEAR ENDED OCTOBER 31       JULY 28, 1997*
                                                  MONTHS ENDED     --------------------------------         THROUGH
                                                 APRIL 30, 2001      2000        1999        1998      OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------------
                                                  (UNAUDITED)
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period............    $  19.67       $  20.38    $  19.31    $  18.43        $  18.64
                                                    --------       --------    --------    --------        --------

Income (loss) from investment operations:
   Net investment loss..........................       (0.04)         (0.11)      (0.05)      (0.08)          (0.04)
   Net realized and unrealized gain (loss)......       (0.99)          2.32        3.00        2.71           (0.17)
                                                    --------       --------    --------    --------        --------

Total income (loss) from investment
 operations.....................................       (1.03)          2.21        2.95        2.63           (0.21)
                                                    --------       --------    --------    --------        --------

Less dividends and distributions from:
   Net investment income........................     --               --          --          (0.18)        --
   Net realized gain............................       (3.18)         (2.92)      (1.88)      (1.57)        --
                                                    --------       --------    --------    --------        --------

Total dividends and distributions...............       (3.18)         (2.92)      (1.88)      (1.75)        --
                                                    --------       --------    --------    --------        --------

Net asset value, end of period..................    $  15.46       $  19.67    $  20.38    $  19.31        $  18.43
                                                    ========       ========    ========    ========        ========

TOTAL RETURN+...................................       (5.87)%(1)     10.11 %     15.87 %     15.57 %         (1.13)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses........................................        2.09 %(2)(3)     2.05 %(3)     2.13 %(3)     2.19 %(3)         2.24 %(2)

Net investment loss.............................       (0.52)%(2)(3)    (0.53)%(3)    (0.33)%(3)    (0.35)%(3)        (0.76)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.........     $41,190        $46,886     $31,211     $22,159          $2,889

Portfolio turnover rate.........................          41 %(1)        71 %        56 %        50 %            44 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                             FOR THE PERIOD
                                                       FOR THE SIX       FOR THE YEAR ENDED OCTOBER 31       JULY 28, 1997*
                                                       MONTHS ENDED     --------------------------------         THROUGH
                                                      APRIL 30, 2001      2000        1999        1998      OCTOBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------------
                                                       (UNAUDITED)
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.................     $ 20.61       $ 21.05     $ 19.72     $ 18.47          $ 18.64
                                                          -------       -------     -------     -------          -------

Income (loss) from investment operations:
   Net investment income.............................        0.05          0.12        0.13        0.16             0.02
   Net realized and unrealized gain (loss)...........       (1.05)         2.36        3.08        2.89            (0.19)
                                                          -------       -------     -------     -------          -------

Total income (loss) from investment operations.......       (1.00)         2.48        3.21        3.05            (0.17)
                                                          -------       -------     -------     -------          -------

Less dividends and distributions from:
   Net investment income.............................     --              --          --          (0.23)         --
   Net realized gain.................................       (3.18)        (2.92)      (1.88)      (1.57)         --
                                                          -------       -------     -------     -------          -------

Total dividends and distributions....................       (3.18)        (2.92)      (1.88)      (1.80)         --
                                                          -------       -------     -------     -------          -------

Net asset value, end of period.......................     $ 16.43       $ 20.61     $ 21.05     $ 19.72          $ 18.47
                                                          =======       =======     =======     =======          =======

TOTAL RETURN+........................................       (5.40)%(1)    11.19%      16.93%      18.12%           (0.91)%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses.............................................        1.09 %(2)(3)    1.05%(3)    1.13%(3)    1.19%(3)         1.23 %(2)

Net investment income................................        0.48 %(2)(3)    0.47%(3)    0.67%(3)    0.65%(3)         0.33 %(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands..............     $63,493       $54,016      $5,657      $2,575              $45

Portfolio turnover rate..............................          41 %(1)       71%         56%         50%              44 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo                                     MORGAN STANLEY
Edwin J. Garn                                              EUROPEAN
Wayne E. Hedien                                            GROWTH FUND
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB                       [GRAPHIC]
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the
Fund. For more detailed information
about the Fund, its officers and
directors, fees, expenses and other
pertinent information, please see the
prospectus of the Fund.

This report is not authorized for
distribution to prospective investors in
the Fund unless preceded or accompanied by                 SEMIANNUAL REPORT
an effective prospectus. Read the                          APRIL 30, 2001
prospectus carefully before investing.

Morgan Stanley Distributors Inc.,
member NASD.